GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5 - GOODWILL AND INTANGIBLE ASSETS

Goodwill

Goodwill of $2.8 million as of September 30, 2024 and December 31, 2023, consist of the following acquisitions (in thousands):

Acquisitions	September 30, 2024	December 31, 2023

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

Intangible Assets

As of September 30, 2024 and December 31, 2023, identifiable intangible assets were as follows (in thousands):

	September 30, 2024	December 31, 2023

Patents and developed technology	$2,302	$2,302
Trade name	330	330
Other	27	27

Total intangible assets	2,659	2,659
Less accumulated amortization	(2,276)	(2,239)

Net intangible assets	$383	$420

Amortization expense of identifiable intangible assets was less than $0.1 million for the three and nine months ended September 30, 2024. The estimated future amortization of identifiable intangible assets is as follows (in thousands):

Nine Months Ending September 30,

2024 (remaining three months)	13
2025	50
2026	35
2027	29
2028	29
Thereafter	227

Total	$383

NOTE 5 - GOODWILL AND INTANGIBLE ASSETS

Goodwill

Goodwill of $2.8 million as of December 31, 2023 and 2022, consist of the following acquisitions (in thousands):

Acquisitions	2023	2022

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

Intangible Assets

As of December 31, 2023 and 2022, identifiable intangible assets were as follows (in thousands):

	2023	2022

Patents and developed technology	$2,302	$2,136
Trade name	330	330
Other	27	27

Total intangible assets	2,659	2,493
Less accumulated amortization	(2,239)	(2,191)

Net intangible assets	$420	$302

Amortization expense of identifiable intangible assets was less than $0.1 million for the years ended December 31, 2023 and 2022. The estimated future amortization of identifiable intangible assets is as follows (in thousands):

As of December 31,

2024	50
2025	50
2026	35
2027	29
2028	29
Thereafter	227

Total	$420